                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
Address:  11975 El Camino Real, Suite 300
          San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 5/13/04


Report Type (Check only one.):

[ X]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $2,570,511



List of Other Included Managers:
NONE







                                                      FORM 13F INFORMATION TABLE

                                TITLE                  VALUE   SHARES/    SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS    CUSIP   (X$1000)   PRN AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------------            --------  --------- --------   --------   ---  ----  -------  ----------  ----  ------  ----
Waste Management, Inc.            COM     94106L109 $220,803   7,316,200  SH         SOLE                  7,316,200
ConAgra Foods, Inc.               COM     205887102 $289,373  10,741,400  SH         SOLE                 10,741,400
Prudential Financial, Inc.        COM     744320102 $335,557   7,493,463  SH         SOLE                  7,493,463
Prudential Financial, Inc.        COM     744320102 $252,246   5,633,000  SH         OTHER                              5,633,000
National Semiconductor Corp.      COM     637640103 $408,627   9,197,100  SH         SOLE                  9,197,100
J.C. Penney Company, Inc.         COM     708160106 $333,533   9,589,800  SH         SOLE                  9,589,800
Mellon Financial Corp.            COM     58551A108 $202,581   6,474,310  SH         SOLE                  6,474,310
Automactic Data Processing Inc.   COM     053015103  $34,041     810,500  SH         SOLE                    810,500
Baxter International Inc.         COM     071813109 $102,762   3,326,700  SH         SOLE                  3,326,700
CNF, Inc.                         COM     12612w104  $73,251   2,180,100  SH         SOLE                  2,180,100
SPX Corp.                         COM     784635104  $50,028   1,100,000  SH         SOLE                  1,100,000
SPDR Trust Series 1               COM     78462F103 $267,708   2,365,747  SH         SOLE                  2,365,747